Asset Retirement Obligations (Table)	12 Months Ended
Dec. 31, 2014
Asset Retirement Obligations
Asset retirement obligations
(Dollars in thousands)	2014	2013
Balance, beginning of period	$195,568	$179,607
Additional liabilities accrued	2,507	635
Revisions in estimated cash outflows	(2,792)	6,268
Disposition of assets	(44,403)	(3,534)
Accretion expense	12,534	12,592
Transferred to Liabilities held for sale	(10,902)	-
Balance, end of period (1)	$152,512	$195,568

(1)	The total amount of asset retirement obligations related to the Divestiture Transaction included in Other current liabilities was $5.9 million and $37.7 million as of December 31, 2014 and 2013, respectively.